CONVERTIBLE SENIOR NOTES (Tables)	6 Months Ended
Jun. 30, 2015
Convertible Senior Notes

The convertible senior notes consisted of the following as of June 30, 2015:

	December 31, 2014	June 30, 2015
4.75% Convertible Senior Notes due 2013 (i)	1,616	0
5.535% Convertible Senior Notes due 2016 (ii)	386,984	380,365
5.535% Convertible Senior Notes due 2018 (iii)
– Principal	264,459	263,680
– Debt premium	42,315	36,557

Subtotal	306,774	300,237
Convertible Promissory Note
– Principal	10,000	10,000
– Debt discount	(387)	(387)

Subtotal	9,613	9,613
Total	704,987	690,215
– Current	1,616	380,365
– Non-current	703,371	309,850

(i) 4.75% Convertible Senior Notes due 2013

The Notes due 2013 was settled in May 2015 through the troubled debt restructuring. See Note 12.

(ii) 5.535% Convertible Senior Notes due 2016

In June 2015, certain holders of the Notes Due 2016 issued conversion notices to the Company for a conversion of the interest payables in connection with the Notes Due 2016 with US$6,619 aggregate amount and the Company issued 49,210,548 ADSs, representing 49,210,548 ordinary shares, at a price of US$0.1345 per ADS, to settle the interest payables.

(iii) 5.535% Convertible Senior Notes due 2018

In April 2015, a holder of the Notes Due 2018 issued a conversion notice to the Company for US$3,878 aggregate principal amount of the Notes Due 2018. The Company issued 25,016,129 ADSs, representing 25,016,129 ordinary shares, at a price of US$0.1550 per ADS, to settle the conversion notice.

In April 2015, a holder of the Notes Due 2018 issued a conversion notice to the Company for US$152 aggregate principal amount of the Notes Due 2018. The Company issued 1,046,543 ADSs, representing 1,046,543 ordinary shares, at a price of US$0.1461 per ADS, to settle the conversion notice.

In June 2015, certain holders of the Notes Due 2018 issued conversion notices to the Company for a conversion of the interest payables in connection with the Notes Due 2018 with US$31 aggregate amount and the Company issued 229,649 ADSs, representing 229,649 ordinary shares, at a price of US$0.1345 per ADS, to settle the interest payables.

On May 5, 2015, the Group issued additional US$2,724 in aggregate principal amount of the Notes Due 2018 to the holders of the other offshore creditors in connection with the troubled debt restructuring (See Note 12).